Loans and Leases (Troubled Debt Restructurings) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 contract	Dec. 31, 2016 USD ($) loan
Financing Receivable, Modifications [Line Items]
Contracts modified	0	6
Recorded investment		$ 358
Allowance for loan and lease losses allocated
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan		1
Recorded investment		$ 72
Allowance for loan and lease losses allocated
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan		1
Recorded investment		$ 30
Allowance for loan and lease losses allocated
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan		4
Recorded investment		$ 256
Allowance for loan and lease losses allocated